--------------------------------------------------------------------------------

A      N      N      U      A      L         R      E      P      O      R     T
            D  E  C  E  M  B  E  R        3  1  ,        1  9  9  5

--------------------------------------------------------------------------------

                             WRL SERIES FUND, INC.

                       C.A.S.E. RESERVE VARIABLE ANNUITY

                              WESTERN RESERVE LIFE
                             ASSURANCE CO. OF OHIO

February 1996
ACC00008-A (2/96)

--------------------------------------------------------------------------------
   T    A    B    L    E      O    F      C    O    N    T    E    N    T   S
--------------------------------------------------------------------------------

                                                                   PAGE
            Chairman's letter.....................................   1
            Reports of Independent Accountants....................   2
            WRL SERIES FUND, INC.
                Financial Statements:
                     C.A.S.E. Growth Portfolio....................   4
                     C.A.S.E. Growth & Income Portfolio...........  10
                     C.A.S.E. Quality Growth Portfolio............  16
                Notes to Financial Statements.....................  22
            WRL SERIES ANNUITY ACCOUNT
                C.A.S.E. RESERVE VARIABLE ANNUITY
                Financial Statements:
                     C.A.S.E. Growth Sub-Account..................  26
                     C.A.S.E. Growth & Income Sub-Account.........  28
                     C.A.S.E. Quality Growth Sub-Account..........  30
                Notes to Financial Statements.....................  32

                                FELLOW CONTRACT OWNERS


                                (PHOTO)


                                JOHN R. KENNEY
                                Chairman of the Board

                                It's been a wonderful year. Pure
                                and simple.

                                We've been witness this year to a
                                great financial spectacle.
                                Throughout all of 1995, the
                                markets have seemingly moved in
                                just one direction: up. Stocks
                                thundered higher virtually all
                                year and the Dow Jones Industrial
                                Average surged 33%, its fourth
                                best annual gain in the post-World
                                War II era, while bond prices
                                recovered to their third-best
                                annual total return in 50 years.

                                While it's been fun to watch this
                                magnificent bull market in action,
                                it's been particularly satisfying
                                to have taken part. 1995 is a
                                pointed reminder that the greatest
                                risk in investing may very well
                                lie in not being invested at all
                                and missing out on the long-term
                                rewards that patience and
                                professional money management can
                                bring. It was that very thought
                                that led to the introduction of
                                the C.A.S.E. Reserve Variable
                                Annuity in May of this year.
                                Through the Annuity and its three
                                Portfolios -- C.A.S.E. Growth,
                                C.A.S.E. Growth & Income, and
                                C.A.S.E. Quality Growth, we have
                                gained access to one of the
                                industry's most distinctive money
                                managers, C.A.S.E. Management,
                                Inc.

                                The performance opportunity that
                                the C.A.S.E. management style
                                brings is the very essence of the
                                C.A.S.E. Reserve Variable Annuity.
                                On the following pages you will
                                find the personal comments of the
                                portfolio manager on each of the
                                three C.A.S.E. Portfolios. I
                                invite you to evaluate these
                                reports and review the data,
                                including major equity positions
                                and industry weightings. All of
                                this information should provide an
                                insight into one of the industry's
                                truly unique forms of research and
                                money management.

                                After such sensational advances,
                                it's almost a natural instinct for
                                investors to get a little spooked;
                                to fear the markets have "run out
                                of gas" if you will. For
                                ourselves, we aren't making any
                                short-term predictions on what the
                                markets will or won't do in 1996.
                                We're really not worried. We're in
                                it for the long-term; we're
                                investors. Experience has shown us
                                that investing for the long term
                                and not worrying too much about
                                the interim peaks and troughs is
                                the smarter bet. History has also
                                documented the benefits of
                                sticking with a disciplined
                                long-term program of investing.

                                If it's true that success solicits
                                success, then we're justified in
                                our optimistic outlook for next
                                year and for years after that. The
                                C.A.S.E. Portfolios of the WRL
                                Series Fund are managed not only
                                with long-term results in mind but
                                long-term relationships as well.
                                Our highest priority remains the
                                safety of the funds you've
                                entrusted to us. We respect your
                                personal task of financial
                                planning and appreciate the
                                opportunity to help.

                                             Sincerely yours,

                                             /s/ John R. Kenney
                                             ---------------------
                                             John R. Kenney
                                             Chairman of the Board

WRL SERIES FUND, INC.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the WRL Series Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the C.A.S.E. Growth, C.A.S.E. Growth & Income, and C.A.S.E. Quality Growth Portfolios (three of the portfolios constituting the WRL Series Fund, Inc., hereafter referred to as the "Portfolios") at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account -- C.A.S.E. Reserve Variable Annuity Contracts

     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the C.A.S.E. Growth, C.A.S.E. Growth & Income and C.A.S.E. Quality Growth Sub-Accounts of the C.A.S.E. Reserve Variable Annuity Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for the period May 1, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                       NUMBER OF      MARKET
                                        SHARES         VALUE
                                       ---------    -----------
COMMON STOCKS (95.07%)
    AEROSPACE (2.13%)
  Lockheed Martin Corporation..........      280    $    22,120
  Rockwell International Corporation...      620         32,783
    BANKING (10.28%)
  Fifth Third Bancorp..................      690         50,543
  First Indiana Corporation ...........    1,280         32,960
  Huntington Bancshares, Inc...........    2,100         50,400
  Provident Bankshares Corporation.....    1,510         44,545
  Union Bank...........................      660         35,805
  U.S. Bancorp.........................    1,500         50,438
    BEVERAGES (3.06%)
  Adolph Coors Company -- Class B......    3,570         78,987
    BIO-TECHNOLOGY (1.62%)
  Genzyme Corporation*.................      670         41,791
    BUILDING (1.54%)
  Vulcan Materials Company.............      690         39,761
    CHEMICALS (4.56%)
  Cabot Corporation....................      515         27,745
  Eastman Chemical Company.............      400         25,050
  Lyondell Petrochemical Company.......    1,130         25,849
  Norsk Hydro A.S. - ADR...............      930         38,944
    COMMERCIAL SERVICES (2.23%)
  Manpower, Inc........................      450         12,656
  Paychex, Inc.........................      900         44,887
    COMPUTER TECHNOLOGY (7.68%)
  Bay Networks*........................      825         33,928
  Cisco Systems, Inc.*.................      770         57,461
  Seagate Technology, Inc.*............      860         40,850
  Sun Microsystems, Inc.*..............    1,440         65,700
    ELECTRIC UTILITIES (2.60%)
  Unicom Corporation...................    2,050         67,137
    ELECTRONICS (5.66%)
  Applied Materials, Inc.*.............    1,270         50,006
  Arrow Electronics, Inc.*.............      130          5,606
  Micron Technology Incorporated.......    1,280         50,720
  Stratacom, Inc.*.....................      540         39,690
    FINANCE (6.00%)
  American Express Company.............      550         22,756
  Bear Stearns Companies, Inc..........    3,210         63,798
  John Nuveen & Company, Inc. -- Class
    A..................................    2,750         68,063
    FOODS & FOOD SERVICE (3.75%)
  Archer Daniels Midland Co............    2,700         48,600
  IBP, Inc.............................      950         47,975
    FOREST PRODUCTS & PAPER (1.63%)
  Consolidated Papers, Inc.............      590         33,114
  Willamette Industries, Inc. .........      160          9,000

                                       NUMBER OF      MARKET
                                        SHARES         VALUE
                                       ---------    -----------
COMMON STOCKS (CONTINUED)
    INSURANCE (1.86%)
  Selective Insurance Group............    1,350    $    47,925
    MACHINERY (1.06%)
  Lam Research Corporation*............      600         27,450
    MANUFACTURING (2.93%)
  Teledyne, Inc........................    2,950         75,593
    MEDICAL (9.30%)
  Biomet, Inc.*........................    2,260         40,397
  Coherent, Inc.*......................    1,110         44,955
  HealthCare COMPARE Corporation*......    1,240         53,940
  HEALTHSOUTH Corporation*.............    1,000         29,125
  Sierra Health Services, Inc.*........    2,250         71,438
    METALS (3.20%)
  Reynolds Metals Company..............      690         39,071
  Worthington Industries, Inc. ........    2,085         43,394
    OFFICE EQUIPMENT (1.47%)
  American Business Products, Inc......    1,330         37,905
    OIL & GAS (5.46%)
  Halliburton Company..................      920         46,575
  NorAm Energy Corporation.............    6,450         57,244
  Sun Company, Inc.....................    1,350         36,956
    PHARMACEUTICALS (2.85%)
  Mylan Laboratories...................        1             12
  Watson Pharmaceuticals, Inc.*........    1,500         73,500
    PHOTOGRAPHY (2.73%)
  Eastman Kodak Company................    1,050         70,350
    RESTAURANTS (0.86%)
  Outback Steakhouse, Inc.*............      620         22,243
    RETAIL & DEPARTMENT STORES (1.44%)
  Staples, Inc.*.......................    1,520         37,050
    TELECOMMUNICATIONS (6.09%)
  Cincinnati Bell, Inc.................    1,270         44,133
  Pacific Telesis Group................    2,160         72,630
  Picturetel Corporation*..............      260         11,213
  U.S. Robotics Corporation*...........      330         28,958
    TRANSPORTATION (1.86%)
  America West Airlines, Inc. -- Class
    B*.................................    1,250         21,250
  UAL Corporation*.....................      150         26,775
    UTILITIES (1.22%)
  California Energy Company, Inc.*.....    1,610         31,395
                                                    -----------
  Total Common Stocks
  (cost: $ 2,404,376)...........................      2,451,145
                                                    -----------

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                    PRINCIPAL         MARKET
                                     AMOUNT            VALUE
                                    ---------       -----------
SHORT-TERM OBLIGATION (20.64%)
  Morgan Stanley**
    5.65%, Repurchase Agreement
    dated 12/29/95 to be repurchased
    at $ 532,388 on 01/02/96........ $532,054       $   532,054
                                                    -----------
    Total Short-Term Obligation
    (cost: $ 532,054)...............                    532,054
                                                    -----------
    Total Investment Securities
    (cost: $ 2,936,430).............                $ 2,983,199
                                                    -----------
                                                    -----------
SUMMARY
  Investments at value..............  115.71 %      $ 2,983,199

  Other Liabilities in
    Excess of Assets................  (15.71)%         (404,957)
                                    ---------       -----------
  Net Assets........................  100.00 %      $ 2,578,242
                                    ---------       -----------
                                    ---------       -----------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $480,487 U.S. Treasury Notes, 7.25% due 08/15/04; market value and accrued interest aggregated $545,830 for this collateral at December 31, 1995.
ADR American Depository Receipt
GDR Global Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
PERIOD ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

[GRAPH]                 Banking                 10.28%
                        Beverages                3.06%
                        Chemicals                4.56%
                        Computer Technology      7.68%
                        Electronics              5.66%
                        Finance                  6.00%
                        Foods & Food Service     3.75%
                        Manufacturing            2.93%
                        Medical                  9.30%
                        Metals                   3.20%
                        Oil & Gas                5.46%
                        Pharmaceuticals          2.85%
                        Telecommunications       6.09%
                        Short-Term Obligation   20.64%
                        Other                    8.54%

The C.A.S.E. Growth Portfolio was funded May 1, 1995, with the investment objective of capital growth through investments in common stocks of small-to-medium-sized companies. The C.A.S.E. Growth Portfolio, during this startup period, returned 20.65% from its inception through December 31, 1995. The Standard & Poor's Index of 500 Common Stocks gained 21.86% for the same period.

Generally, our strategy is to invest in companies with above market growth characteristics in sales, earnings, rates of return and institutional buying. The portfolio will also invest in securities that appear to be undervalued but demonstrate the characteristics necessary for future growth.

Although it is the policy of the Portfolio to purchase and hold securities for long term capital growth, changes in the Portfolio will generally be made whenever the Sub-Advisor believes they are advisable, typically either as a result of securities having reached price objective or by reasons of developments not foreseen at the time of investment.

The stock market continues to be dominated by earnings as it reaches new highs. In fact, of the two dozen fundamental methodologies used professionally to evaluate investments, the four leading factors governing price movement are all earnings related -- changes in analyst projections, quarterly earnings surprise factors, 5-year growth rates, and return on equity. In "earnings" terms, the market appears reasonably priced at 16 times current year projections. In the past, market tops have occurred at between 19 and 21 times current year projections.

With 1700 funds reporting, less than ten percent have beaten the 37.58% leap in the S&P 500 this year. Our approach assumes a softer, slower paced market. In place of a broad-based movement, certain areas of the economic structure appear better situated than others. For example, the financial sector continues to be attractive wherever a stock's fundamentals have kept pace with its price. Other areas of interest include utilities and consumer stable demand industries like healthcare.

Stocks which exhibit fundamentals of exceptional strength will ordinarily do better than the market in good, as well as bad, times. The broad reach and economic scope of our study disciplines lend themselves to investing in selective economic periods, when volatility and uncertainty are present. Therefore, our approach seems well-suited to the period ahead.

                                                           [LOGO]           /s/ William E. Lange
                                                                            -------------------------------------
                                                                            William E. Lange
                                                                            C.A.S.E. Growth Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 2,404,376)........................    $ 2,451,145
  Short-term securities, at amortized cost....        532,054
  Cash........................................              0
  Receivables:
    Fund shares sold..........................              0
    Securities sold...........................              0
    Interest..................................             84
    Dividends.................................          3,757
    Other.....................................              0
                                               -----------------
      Total assets............................      2,987,040
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................              0
  Securities purchased........................        407,032
  Accounts payable and accrued liabilities:
    Custody fees..............................              0
    Investment advisory fees..................          1,412
    Dividends to shareholders.................              0
    Other fees................................            354
                                               -----------------
      Total liabilities.......................        408,798
                                               -----------------
        Total net assets......................    $ 2,578,242
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000 authorized)...    $     2,212
  Additional paid-in capital..................      2,523,922
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................            338
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................          5,001
  Net unrealized appreciation (depreciation) on:
    Investment securities.....................         46,769
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................    $ 2,578,242
                                               ===================
  Shares outstanding at December 31, 1995.....        221,168
                                               ===================
  Net asset value per share...................    $     11.66
                                               ===================

STATEMENT OF OPERATIONS

                                                PERIOD ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995*
  Interest..................................     $    9,296
  Dividends.................................          8,931
                                             ------------------
        Total investment income.............         18,227
                                             ------------------
EXPENSES:
  Investment advisory fees..................          5,519
  Printing and shareholder reports..........             28
  Custodian fees............................         17,921
  Legal fees................................              5
  Auditing and accounting fees..............          5,000
  Directors fees............................              3
  Other fees................................          2,301
                                             ------------------
        Total expenses......................         30,777
  Less:
    Advisory fee waiver and expense
      reimbursement.........................         23,832
    Fees paid indirectly....................             46
                                             ------------------
        Net expenses........................          6,899
                                             ------------------
  Net investment income (loss)..............         11,328
                                             ------------------
  Net realized gain (loss) on:
    Investment securities...................         81,032
  Change in unrealized appreciation
    (depreciation) on:
    Investment securities...................         46,769
                                             ------------------
  Net gain (loss) on investments............        127,801
                                             ------------------
  Net increase (decrease) in net assets
    resulting from operations...............     $  139,129
                                             ====================

*  The inception of this portfolio was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................     $     11,328
  Net realized gain (loss) on investments....................................................................           81,032
  Change in unrealized appreciation (depreciation) on investments............................................           46,769
                                                                                                               ------------------
    Net increase (decrease) in net assets resulting from operations..........................................          139,129
                                                                                                               ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income......................................................................................          (10,990)
  Net realized gains.........................................................................................          (76,031)
                                                                                                               ------------------
    Total distributions......................................................................................          (87,021)
                                                                                                               ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares..........................................................................        2,442,347
  Dividends and distributions reinvested.....................................................................           87,021
  Cost of shares repurchased.................................................................................           (3,234)
                                                                                                               ------------------
    Increase (decrease) in net assets from capital shares transactions.......................................        2,526,134
                                                                                                               ------------------
    Net increase (decrease) in net assets....................................................................        2,578,242
NET ASSETS:
  Beginning of period........................................................................................                0
                                                                                                               ------------------
  End of period..............................................................................................     $  2,578,242
                                                                                                               ====================
    Undistributed net investment income......................................................................     $        338
                                                                                                               ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period...................................................................                0
                                                                                                               ------------------
  Shares issued..............................................................................................          213,996
  Shares issued - reinvestment of dividends and distributions................................................            7,465
  Shares redeemed............................................................................................             (293)
                                                                                                               ------------------
  Increase (decrease) in shares outstanding..................................................................          221,168
                                                                                                               ------------------
  Shares outstanding - end of period.........................................................................          221,168
                                                                                                               ====================

*  The inception of this portfolio was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 [COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
         INC. C.A.S.E. GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX]

                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                    DECEMBER 31
                                                    -----------
                                                       1995+
                                                    -----------
Net asset value, beginning of period..............    $ 10.00
  Income from operations:
    Net investment income (loss)..................        .12
    Net realized and unrealized
      gain (loss) on investments..................       2.49
                                                    -----------
      Total income (loss) from operations.........       2.61
                                                    -----------
  Distributions:
    Dividends from net investment income..........       (.12)
    Distributions from net realized gains
      on investments..............................       (.83)
                                                    -----------
      Total distributions.........................       (.95)
                                                    -----------
Net asset value, end of period....................    $ 11.66
                                                    =============
Total return......................................      20.65%
Ratios and supplemental data:
  Net assets at end of period
   (in thousands).................................    $ 2,578
  Ratio of expenses to average net assets.........       1.00%
  Ratio of net investment income (loss)
    to average net assets.........................       1.02%
  Portfolio turnover rate.........................     121.62%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 5.

+ The inception date of this portfolio was May 1, 1995. The total return is not annualized.

    The notes to the financial statements are an integral part of this report.
        This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                          NUMBER OF    MARKET
                                           SHARES       VALUE
                                          ---------   ---------
COMMON STOCKS (98.70%)
    AEROSPACE (1.81%)
  Rockwell International Corporation......      370   $  19,564
    BANKING (10.90%)
  BankAmerica Corporation.................      245      15,864
  Barnett Banks, Inc......................      245      14,455
  First Chicago NBD Corporation...........      805      31,814
  Fleet Financial Group, Inc..............      420      17,115
  MBNA Corporation........................      600      22,125
  NationsBank Corporation.................      240      16,710
    CHEMICALS (4.12%)
  Dow Chemical Company....................      325      22,872
  Union Carbide Corporation...............      580      21,750
    COMPUTER TECHNOLOGY (5.22%)
  Hewlett-Packard Company.................      330      27,638
  International Business Machines
    Corporation...........................      315      28,901
    ELECTRIC UTILITIES (7.22%)
  Allegheny Power System, Inc.............      490      14,026
  Duke Power Company......................      250      11,844
  Northeast Utilities.....................      520      12,675
  Unicom Corporation......................      790      25,872
  Wisconsin Energy Corporation............      450      13,781
    ELECTRONICS (6.06%)
  General Electric Company................      495      35,640
  Harris Corporation......................      550      30,044
    ENVIRONMENTAL SERVICES (2.38%)
  Browning-Ferris Industries, Inc.........      875      25,813
    FINANCE (3.56%)
  Bank of New York Company, Inc...........      310      15,113
  Federal National Mortgage Association...      135      16,757
  John Nuveen & Company, Inc.
    -- Class A............................      270       6,683
    FOODS & FOOD SERVICE (2.67%)
  Philip Morris Companies, Inc............      320      28,960
    INSURANCE (6.74%)
  Aetna Life and Casualty Company.........      285      19,736
  Allstate Corporation....................      500      20,563
  Travelers Group, Inc....................      520      32,694
    MACHINERY (4.99%)
  Black & Decker Corporation..............      600      21,150
  Caterpillar, Inc........................      560      32,900
    MANUFACTURING (2.96%)
  Teledyne, Inc...........................    1,250      32,031

                                          NUMBER OF    MARKET
                                           SHARES       VALUE
                                          ---------   ---------
COMMON STOCKS (CONTINUED)
    MEDICAL (4.94%)
  Medtronic, Inc..........................      400   $  22,350
  US Healthcare, Inc......................      670      31,155
    OFFICE EQUIPMENT (1.89%)
  American Business Products, Inc.........      720      20,520
    OIL & GAS (9.87%)
  Amoco Corporation.......................      300      21,563
  Atlantic Richfield Company..............      270      29,903
  Chevron Corporation.....................      600      31,500
  Exxon Corporation.......................      300      24,038
    PHARMACEUTICALS (8.59%)
  Bristol-Myers Squibb Company............      360      30,915
  Johnson & Johnson.......................      330      28,256
  Merck & Company, Inc....................      515      33,861
    PHOTOGRAPHY (2.69%)
  Eastman Kodak Company...................      435      29,144
    RAILROADS (1.64%)
  Union Pacific Corporation...............      270      17,820
    RETAIL & DEPARTMENT STORES (2.99%)
  Sears Roebuck and Company...............      830      32,370
    TELECOMMUNICATIONS (7.46%)
  Ameritech Corporation...................      445      26,255
  Pacific Telesis Group...................      820      27,573
  SBC Communications, Inc.................      470      27,025
                                                      ---------
  Total Common Stocks
  (cost: $ 993,391).......................            1,069,338
                                                      ---------

                                       PRINCIPAL       MARKET
                                        AMOUNT          VALUE
                                       ---------     -----------
SHORT-TERM OBLIGATION (14.71%)
  Morgan Stanley**
    5.65%, due 01/02/96 dated
    12/29/95 to be repurchased at
    $159,527 on 01/02/96.............  $ 159,428     $   159,428
                                                     -----------
  Total Short-Term Obligation
  (cost: $ 159,428)..................                    159,428
                                                     -----------
    Total Investment Securities
    (cost: $ 1,152,819)..............                $ 1,228,766
                                                     ===========

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

SUMMARY
  Investments at value................   113.41 %     $ 1,228,766
  Liabilities in Excess
    of Other Assets...................   (13.41)%        (145,304)
                                         --------     -----------
  Net Assets..........................   100.00 %     $ 1,083,462
                                         --------     -----------
                                         --------     -----------

NOTES TO SCHEDULE OF INVESTMENTS:

  ** Collateralized by $143,976 U.S. Treasury Notes 7.25% due 08/15/04; market value and accrued interest aggregated $163,556 for this collateral at December 31, 1995.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
PERIOD ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

[GRAPH]                 Banking                         10.90%
                        Chemicals                        4.12%
                        Computer Technology              5.22%
                        Electric Utilities               7.22%
                        Electronics                      6.06%
                        Insurance                        6.74%
                        Machinery                        4.99%
                        Medical                          4.94%
                        Oil & Gas                        9.87%
                        Pharmaceuticals                  8.59%
                        Telecommunications               7.46%
                        Short-Term Obligation           14.71%
                        Other                            9.18%

The C.A.S.E. Growth & Income Portfolio was funded May 1, 1995, with an objective of high current income and moderate growth through investments in well-priced, well-managed, large, stable and growing companies. The Portfolio invests in stocks of companies that make a policy of paying above market dividends, have positive internal growth rates, and have demonstrated capital appreciation over time that exceeds the rate of inflation during the period measured. From its inception through December 31, 1995, the Portfolio gained 14.80%. The Standard & Poor's Index of 500 Common Stocks advanced 21.86% for the same period.

The stock market ordinarily serves as a barometer that anticipates economic events occurring twelve to eighteen months into the future. Right now, though, the market seems to have shortened its focus, becoming concerned over near-term fluctuations in economic data, the inability of the President and Congress to reach a federal budget agreement, and the upcoming presidential election. If indeed the economy slips into a recession, lower taxes could lift it back from its doldrums.

Our research disciplines for the Growth & Income Portfolio look for companies with strong balance sheets, dependable cash flows, high profitability, favorable valuations, and a strong, upward trend in earnings and dividend growth. If the economy slows we should see a slower pace of growth for 1996. If that occurs, the variety of rate-sensitive equities the Portfolio seeks should advance at a pace greater than the overall market.

By design, the Growth & Income Portfolio invests in companies with price/earnings ratios which are nearly 25% less than the market's, on both a 12-month leading and a 12-month lagging basis. These same companies exhibit year-over-year earnings advancements above 10%. On a conservative value basis, their 10-year comparatives are only 75% of the S&P 500. With its stocks displaying strong fundamental underpinnings, an average dividend yield nearly 50% greater than the general market's, and earnings growth rates double the market's, the Growth & Income Portfolio appears well-suited for the current investment climate and its stated objectives.

                                                                            /s/ William E. Lange
                                                                            ----------------------------------------------
                                                                            William E. Lange
                                                           [LOGO]           C.A.S.E. Growth & Income Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 993,391)..........................    $ 1,069,338
  Short-term securities, at amortized cost....        159,428
  Cash........................................              0
  Receivables:
    Fund shares sold..........................              0
    Securities sold...........................              0
    Interest..................................             25
    Dividends.................................          3,321
    Other.....................................              0
                                               -----------------
      Total assets............................      1,232,112
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................              0
  Securities purchased........................        147,869
  Accounts payable and accrued liabilities:
    Custody fees..............................              0
    Investment advisory fees..................            624
    Dividends to shareholders.................              0
    Other fees................................            157
                                               -----------------
      Total liabilities.......................        148,650
                                               -----------------
        Total net assets......................    $ 1,083,462
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000 authorized)...    $       961
  Additional paid-in capital..................      1,006,129
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................             25
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................            400
  Net unrealized appreciation (depreciation) on:
    Investment securities.....................         75,947
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................    $ 1,083,462
                                               ===================
  Shares outstanding at December 31, 1995.....         96,056
                                               ===================
  Net asset value per share...................    $     11.28
                                               ===================

STATEMENT OF OPERATIONS

                                                PERIOD ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995*
  Interest..................................      $  5,746
  Dividends.................................        11,497
                                                ----------
        Total investment income.............        17,243
                                                ----------
EXPENSES:
  Investment advisory fees..................         3,453
  Printing and shareholder reports..........             6
  Custodian fees............................        16,782
  Legal fees................................             2
  Auditing and accounting fees..............         5,000
  Directors fees............................             1
  Other fees................................         2,262
                                                ----------
        Total expenses......................        27,506
  Less:
    Advisory fee waiver and expense
      reimbursement.........................        23,049
    Fees paid indirectly....................           141
                                                ----------
        Net expenses........................         4,316
                                                ----------
  Net investment income (loss)..............        12,927
                                                ----------
  Net realized gain (loss) on:
    Investment securities...................         6,401
  Change in unrealized appreciation
    (depreciation) on:
    Investment securities...................        75,947
                                                ----------
  Net gain (loss) on investments............        82,348
                                                ----------
  Net increase (decrease) in net assets
    resulting from operations...............      $ 95,275
                                             ====================

*  The inception of this portfolio was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................     $     12,927
  Net realized gain (loss) on investments....................................................................            6,401
  Change in unrealized appreciation (depreciation) on investments............................................           75,947
                                                                                                               ------------------
   Net increase (decrease) in net assets resulting from operations...........................................           95,275
                                                                                                               ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income......................................................................................          (12,902)
  Net realized gains.........................................................................................           (6,001)
                                                                                                               ------------------
   Total distributions.......................................................................................          (18,903)
                                                                                                               ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares..........................................................................          991,742
  Dividends and distributions reinvested.....................................................................           18,903
  Cost of shares repurchased.................................................................................           (3,555)
                                                                                                               ------------------
   Increase (decrease) in net assets from capital shares transactions........................................        1,007,090
                                                                                                               ------------------
   Net increase (decrease) in net assets.....................................................................        1,083,462
NET ASSETS:
  Beginning of period........................................................................................                0
                                                                                                               ------------------
  End of period..............................................................................................     $  1,083,462
                                                                                                               ====================
   Undistributed net investment income.......................................................................     $         25
                                                                                                               ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period...................................................................                0
                                                                                                               ------------------
  Shares issued..............................................................................................           94,718
  Shares issued -- reinvestment of dividends and distributions...............................................            1,676
  Shares redeemed............................................................................................             (338)
                                                                                                               ------------------
  Increase (decrease) in shares outstanding..................................................................           96,056
                                                                                                               ------------------
  Shares outstanding - end of period.........................................................................           96,056
                                                                                                               ====================

*  The inception of this portfolio was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

 [COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
  INC. C.A.S.E. GROWTH AND INCOME PORTFOLIO AND THE STANDARD & POOR'S INDEX
                            OF 500 COMMON STOCKS]

                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                    DECEMBER 31
                                                    -----------
                                                       1995+
                                                    -----------
Net asset value, beginning of period..............    $ 10.00
  Income from operations:
    Net investment income (loss)..................        .21
    Net realized and unrealized
      gain (loss) on investments..................       1.38
                                                    -----------
      Total income (loss) from operations.........       1.59
                                                    -----------
  Distributions:
    Dividends from net investment income..........       (.21)
    Distributions from net realized gains
      on investments..............................       (.10)
                                                    -----------
      Total distributions.........................       (.31)
                                                    -----------
Net asset value, end of period....................    $ 11.28
                                                    =============
Total return......................................      14.80%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)................................    $ 1,083
  Ratio of expenses to average net assets.........       1.00%
  Ratio of net investment income (loss)
    to average net assets.........................       1.94%
  Portfolio turnover rate.........................      72.73%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 5.

+ The inception of this portfolio was May 1, 1995. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                      NUMBER OF        MARKET
                                        SHARES          VALUE
                                      ----------     -----------
CONVERTIBLE PREFERRED STOCKS (***)
    MANUFACTURING (***)
  Teledyne, Inc. -- Series E..........          3    $        45
                                                     -----------
  Total Convertible Preferred Stocks
  (cost: $43).........................                        45
                                                     -----------
COMMON STOCKS (98.99%)
    AEROSPACE (2.57%)
  Rockwell International
    Corporation.......................        560         29,610
    APPAREL & TEXTILES (1.30%)
  Springs Industries, Inc. -- Class
    A.................................        360         14,895
    BANKING (10.84%)
  Barnett Banks, Inc..................        330         19,470
  Fifth Third Bancorp.................        270         19,777
  First Bank System, Inc..............        370         18,361
  First Chicago NBD Corporation.......        489         19,304
  Fleet Financial Group, Inc..........        520         21,190
  Huntington Bancshares, Inc..........      1,100         26,400
    BUILDING (0.16%)
  Castle & Cooke, Inc.*...............        110          1,843
    CHEMICALS (3.20%)
  Morton International, Inc...........      1,025         36,772
    COMPUTER TECHNOLOGY (10.96%)
  Bay Networks, Inc.*.................        405         16,656
  Ceridian Corporation*...............        100          4,125
  Cisco Systems, Inc.*................        230         17,164
  Digital Equipment Corporation*......        490         31,421
  Seagate Technology, Inc.*...........        510         24,225
  Sun Microsystems, Inc.*.............        710         32,394
    ELECTRIC UTILITIES (5.25%)
  FPL Group, Inc......................        340         15,767
  Illinova Corporation................        570         17,100
  Unicom Corporation..................        840         27,510
    ELECTRONICS (5.16%)
  Applied Materials, Inc.*............        510         20,081
  Arrow Electronics, Inc.*............         80          3,450
  Intel Corporation...................        270         15,323
  Micron Technology Incorporated......         50          1,981
  Teradyne, Inc.*.....................        390          9,750
  Texas Instruments, Inc..............        170          8,798
    ENVIRONMENTAL SERVICES (2.82%)
  Browning-Ferris Industries, Inc.....      1,100         32,450
    FINANCE (5.47%)
  American Express Company............        240          9,930
  Bank of New York Company, Inc.......        320         15,600
  Bear Stearns Companies, Inc.........        910         18,086
  John Nuveen & Company, Inc. -- Class
    A.................................        780         19,305
    FOODS & FOOD SERVICE (5.85%)
  Archer Daniels Midland Co...........      1,775         31,950
  Dole Food Company...................        330         11,550
  IBP, Inc............................        470         23,735

                                      NUMBER OF        MARKET
                                        SHARES          VALUE
                                      ----------     -----------
COMMON STOCK -- (CONTINUED)
    FOREST PRODUCTS & PAPER (3.97%)
  Champion International
    Corporation.......................        190    $     7,980
  Consolidated Papers, Inc............        340         19,083
  Willamette Industries, Inc..........        330         18,563
    INSURANCE (3.16%)
  Aetna Life and Casualty Company.....        300         20,775
  Equitable Companies, Inc............        650         15,600
    MANUFACTURING (3.45%)
  Teledyne, Inc.......................      1,550         39,719
    MEDICAL (7.38%)
  Foundation Health Corporation*......        300         12,900
  Humana, Inc.*.......................        805         22,037
  Sierra Health Services, Inc.*.......        850         26,988
  United Healthcare Corporation.......        350         22,925
    METALS (2.95%)
  Reynolds Metals Company.............        600         33,975
    OFFICE EQUIPMENT (2.43%)
  American Business Products, Inc.....        650         18,525
  Pitney-Bowes, Inc...................        200          9,400
    OIL & GAS (9.50%)
  Amoco Corporation...................        370         26,594
  Chevron Corporation.................        500         26,250
  Halliburton Company.................        580         29,362
  NorAm Energy Corporation............      3,050         27,068
    PHOTOGRAPHY (1.89%)
  Eastman Kodak Company...............        325         21,775
    RAILROADS (0.95%)
  Burlington Northern Santa Fe........        140         10,920
    RETAIL & DEPARTMENT STORES (1.67%)
  Staples, Inc.*......................        790         19,256
    TELECOMMUNICATIONS (6.90%)
  AT & T Corporation..................        170         11,007
  Ameritech Corporation...............        330         19,470
  Pacific Telesis Group...............        890         29,926
  SBC Communications, Inc.............        330         18,975
    TRANSPORTATION (1.16%)
  Delta Air Lines, Inc................        180         13,297
                                                     -----------
  Total Common Stocks
  (cost: $ 1,112,616).................                 1,138,343
                                                     -----------

                                       PRINCIPAL       MARKET
                                        AMOUNT          VALUE
                                       ---------     -----------
SHORT-TERM OBLIGATION (11.21%)
  Morgan Stanley**
  5.65%, Repurchase Agreement dated
  12/29/95 to be repurchased at
  $128,941 on 01/02/96................. $ 128,860    $   128,860
                                                     -----------
  Total Short-Term Obligation..........
  (cost: $128,860).....................                  128,860
                                                     -----------
    Total Investment Securities
    (cost: $1,241,519).................              $ 1,267,248
                                                     ===========

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

SUMMARY
  Investments at value.................  110.20 %    $ 1,267,248
  Liabilities in Excess
    of Other Assets....................  (10.20)%       (117,277)
                                        --------     -----------
  Net Assets...........................  100.00 %    $ 1,149,971
                                        --------     -----------
                                        --------     -----------

NOTES TO SCHEDULE OF INVESTMENTS:

   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $116,371 U.S. Treasury Notes, 7.25% due 08/15/04; market value and accrued interest aggregated $132,197 for this collateral at December 31, 1995.
 *** Percentage is less than .01%.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
PERIOD ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]

           Banking                                      10.84%
           Chemicals                                     3.20%
           Computer Technology                          10.96%
           Electric Utilities                            5.25%
           Electronics                                   5.16%
           Finance                                       5.47%
           Foods & Food Service                          5.85%
           Forest Products & Paper                       3.97%
           Manufacturing                                 3.45%
           Medical                                       7.38%
           Oil & Gas                                     9.50%
           Telecommunications                            6.90%
           Short-Term Obligation                        11.21%
           Other                                        10.86%

The C.A.S.E. Quality Growth Portfolio was funded May 1, 1995, with the objective of preservation and growth of capital. The Portfolio invests primarily in common stocks of large, well-managed, well-priced companies with defined markets and financial strategies. In the short period from its inception through December 31, 1995, the Portfolio gained 13.61%. The Standard & Poor's Index of 500 Common Stocks advanced 21.86% for the same period.

In terms of current investment circumstances, the overall bullish tone of the market is well supported by its current determinants -- earnings and interest rates. Presently, fine-quality S&P 500 stocks carry a price/earnings ratio of 16 times current year projections. In terms of their historical range (13-21 times), quality stocks are mid-priced and below their 19-plus speculative ratings of past bull markets.

Equities in general have rallied to a point where any bad news, especially disappointing earnings, would be difficult to ignore. The current economic slowdown should lead to some lowering of earnings expectations and a lessening of corporate momentum.

As opposed to a broad-based movement, certain areas of the economic structure appear more favorable than others. Interest-sensitive issues provide the market's current leadership. In the interest-sensitive areas, we continue to be impressed by the finance sector and utilities, as long as they are supported by corresponding growth in their underlying fundamentals. The recent lowering of interest rates may be giving new life to the cyclicals, including capital goods and basic industries. As a matter of policy, we resist any temptation to time markets. Our sector and industry weightings reflect our best judgment of the near and long-term direction of our economy as a whole and the stock market in particular.

In terms of the strategic alignments of the C.A.S.E. Quality Growth Portfolio, our price/earnings ratio, on both a 12-month leading and 12-month lagging basis, is more conservative than that of the average of the Standard & Poor's 500. Our average stock is also revising its earnings estimates upward and the year-over-year growth of sales and earnings average is above 15%. Stocks which exhibit such "above the market" fundamentals ordinarily perform better than the general market.

The companies which were selected are broadly diversified, well-managed, and reflect balance sheets which provide a basis for future confidence. We monitor two dozen of the industry's most advanced and reliable study disciplines. We believe that if we hold fast to our discipline for uncovering companies with above-average characteristics, we will achieve above-average returns in both good and bad market environments.

                                                                            /s/ William E. Lange
                                                                            ---------------------------------------------
                                                                            William E. Lange
                                                            [LOGO]          C.A.S.E. Quality Growth Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                      DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 1,112,659)......................    $ 1,138,388
  Short-term securities, at amortized
    cost....................................        128,860
  Cash......................................              0
  Receivables:
    Fund shares sold........................              0
    Securities sold.........................              0
    Interest................................             20
    Dividends...............................          2,497
    Other...................................              0
                                             -----------------
      Total assets..........................      1,269,765
                                             -----------------
LIABILITIES:
  Fund shares purchased.....................              0
  Securities purchased......................        118,921
  Accounts payable and accrued liabilities:
    Custody fees............................              0
    Investment advisory fees................            699
    Dividends to shareholders...............              0
    Other fees..............................            174
                                             -----------------
      Total liabilities.....................        119,794
                                             -----------------
        Total net assets....................    $ 1,149,971
                                             =====================
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000
    authorized).............................    $     1,061
  Additional paid-in capital................      1,120,160
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss).........................             21
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions...............          3,000
  Net unrealized appreciation (depreciation) on:
    Investment securities...................         25,729
                                             -----------------
  Net assets applicable to outstanding
    shares of capital.......................    $ 1,149,971
                                             =====================
  Shares outstanding at December 31, 1995...        106,076
                                             =====================
  Net asset value per share.................    $     10.84
                                             =====================

STATEMENT OF OPERATIONS

                                              PERIOD ENDED
INVESTMENT INCOME:                         DECEMBER 31, 1995*
  Interest................................     $    5,195
  Dividends...............................          8,836
                                           ------------------
        Total investment income...........         14,031
                                           ------------------
EXPENSES:
  Investment advisory fees................          3,871
  Printing and shareholder reports........             16
  Custodian fees..........................         17,717
  Legal fees..............................              2
  Auditing and accounting fees............          5,000
  Directors fees..........................              1
  Other fees..............................          2,135
                                           ------------------
        Total expenses....................         28,742
  Less:
    Advisory fee waiver and expense
      reimbursement.......................         23,966
    Fees paid indirectly..................             40
                                           ------------------
        Net expenses......................          4,736
                                           ------------------
  Net investment income (loss)............          9,295
                                           ------------------
  Net realized gain (loss) on:
    Investment securities.................         46,323
  Change in unrealized appreciation
    (depreciation) on:
    Investment securities.................         25,729
                                           ------------------
  Net gain (loss) on investments..........         72,052
                                           ------------------
  Net increase (decrease) in net assets
    resulting from operations.............     $   81,347
                                           ======================

*  The inception of this portfolio was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................     $      9,295
  Net realized gain (loss) on investments....................................................................           46,323
  Change in unrealized appreciation (depreciation) on investments............................................           25,729
                                                                                                               ------------------
    Net increase (decrease) in net assets resulting from operations..........................................           81,347
                                                                                                               ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income......................................................................................           (9,274)
  Net realized gains.........................................................................................          (43,323)
                                                                                                               ------------------
    Total distributions......................................................................................          (52,597)
                                                                                                               ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares..........................................................................        1,072,213
  Dividends and distributions reinvested.....................................................................           52,597
  Cost of shares repurchased.................................................................................           (3,589)
                                                                                                               ------------------
    Increase (decrease) in net assets from capital shares transactions.......................................        1,121,221
                                                                                                               ------------------
    Net increase (decrease) in net assets....................................................................        1,149,971
NET ASSETS:
  Beginning of period........................................................................................                0
                                                                                                               ------------------
  End of period..............................................................................................     $  1,149,971
                                                                                                               ====================
    Undistributed net investment income......................................................................     $         21
                                                                                                               ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period...................................................................                0
                                                                                                               ------------------
  Shares issued..............................................................................................          101,557
  Shares issued - reinvestment of dividends and distributions................................................            4,852
  Shares redeemed............................................................................................             (333)
                                                                                                               ------------------
  Increase (decrease) in shares outstanding..................................................................          106,076
                                                                                                               ------------------
  Shares outstanding - end of period.........................................................................          106,076
                                                                                                               ====================

*  The inception of this portfolio was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
C.A.S.E. QUALITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
    INC. C.A.S.E. QUALITY GROWTH PORTFOLIO AND THE STANDARD & POOR'S INDEX
                             OF 500 COMMON STOCKS

                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                    DECEMBER 31
                                                    -----------
                                                       1995+
                                                    -----------
Net asset value, beginning of period..............    $ 10.00
  Income from operations:
    Net investment income (loss)..................        .14
    Net realized and unrealized
      gain (loss) on investments..................       1.50
                                                    -----------
      Total income (loss) from operations.........       1.64
                                                    -----------
  Distributions:
    Dividends from net investment income..........       (.14)
    Distributions from net realized gains
      on investments..............................       (.66)
                                                    -----------
      Total distributions.........................       (.80)
                                                    -----------
Net asset value, end of period....................    $ 10.84
                                                    =============
Total return......................................      13.61%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)................................    $ 1,150
  Ratio of expenses to average net assets.........       1.00%
  Ratio of net investment income (loss)
    to average net assets.........................       1.28%
  Portfolio turnover rate.........................     119.63%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 5.

+ The inception of this portfolio was May 1, 1995. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Fund, Inc. (the "Fund") is a diversified, open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on August 21, 1985 as a Maryland Corporation and commenced operations on October 2, 1986.

     The Fund consists of a series of investment portfolios, including the C.A.S.E. Growth Portfolio, the C.A.S.E. Growth & Income Portfolio, and the C.A.S.E. Quality Growth Portfolio (the "Portfolios"). Shares of the Portfolios are sold to the WRL Series Annuity Account (the "Annuity Account") of Western Reserve Life Assurance Co. of Ohio ("WRL"), to fund benefits under the C.A.S.E. Reserve Variable Annuity Contracts. The Separate Account contains three investment options referred to as sub-accounts, each of which upon instructions received from contract owners of C.A.S.E. Reserve Variable Annuity Contracts, invests in a corresponding C.A.S.E. Portfolio.

     On May 1, 1995, WRL made an initial contribution of $500,000 to each of the Portfolios.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A.  VALUATION OF INVESTMENTS

    Securities held by the Portfolios are valued at market value, except for short-term debt securities. Short-term debt securities maturing in 60 days or less are valued on the amortized cost basis, which approximates market value. Stocks are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the latest bid price is used. Bonds are valued using prices quoted by a major dealer in bonds which offers a pricing service. Certain pricing methodologies, such as matrix pricing of bonds, may involve the use of estimates and actual sales prices may differ. Securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

    The value of foreign securities are translated into U.S. dollars using spot foreign exchange rates.

B.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis for both tax and financial reporting purposes. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of bond premium and accretion of discount, is accrued daily. Dividend income on foreign securities is recorded net of foreign tax withholdings.

    The accounting records of the Fund are maintained in U.S. dollars. For transactions denominated in a currency other than the U.S. dollar, purchases and sales of securities, income received, and expenses paid are translated into U.S. dollars at the foreign exchange spot rate on the date the transaction is recorded. Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

    The unrealized gain or loss on forward foreign currency contracts is due to the difference between the foreign exchange contract rate and the foreign exchange forward rate applicable to that contract at the end of the period. This gain or loss becomes realized when the contract is closed or settled.

    Futures contracts and options are valued based upon daily settlement prices with the fluctuations in value recorded as unrealized gains and losses. These gains and losses become realized when the position is closed. The risks associated with the use of options and futures contracts involve the possibilities of an illiquid market and an imperfect correlation between the value of the instrument and the underlying security.

C.  FEDERAL INCOME TAXES

    It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING
           POLICIES (CONTINUED)

         companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for Federal income taxes has been made.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

D.  DIVIDENDS AND DISTRIBUTIONS

    Dividends of the Portfolios are declared and reinvested semi-annually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Separate Account on the next business day after declaration.

E.  ORGANIZATION COSTS

    All costs incurred in connection with the formation of the Fund and its portfolios were paid by WRL.

NOTE 2 - INVESTMENT ADVISORY AND
           TRANSACTIONS WITH AFFILIATES

A.  INVESTMENT ADVISORY

    The Fund has entered into an annually renewable investment advisory agreement for the Portfolios with WRL as investment adviser. The Fund pays to WRL, and charges to each respective Portfolio, advisory fees each month at the following annual rate expressed as a percentage of the average daily net assets of the respective Portfolio:

              PORTFOLIO            PERCENT OF ASSETS
    -----------------------------  -----------------
    C.A.S.E. Growth                        .80%
    C.A.S.E. Growth & Income               .80%
    C.A.S.E. Quality Growth                .80%

    WRL currently voluntarily waives its advisory fees to the extent a portfolio's normal operating expenses exceed the percentage of net assets of the portfolio as listed below:

              PORTFOLIO            PERCENT OF ASSETS
    -----------------------------  -----------------
    C.A.S.E. Growth                       1.00%
    C.A.S.E. Growth & Income              1.00%
    C.A.S.E. Quality Growth               1.00%

    WRL has entered into a sub-advisory agreement with C.A.S.E. Management, Inc. Pursuant to the agreement, fifty percent of the advisory fee paid to WRL is due to C.A.S.E. Management, Inc.

    The Portfolios are charged for expenses that specifically relate to their individual operations. All other operating expenses of the Fund that are not attributable to a specific portfolio are allocated based upon the proportionate number of policy and contract owners of the underlying sub-accounts. WRL directly incurs and pays these operating expenses relating to the Fund, which subsequently reimburses WRL. All normal operating expenses that exceed the established expense limit set forth above will be borne by WRL.

B.  AFFILIATES

    WRL is an indirect wholly-owned subsidiary of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 - SECURITY TRANSACTIONS

     Securities transactions are summarized as follows:

                                                                          C.A.S.E. GROWTH     C.A.S.E. QUALITY
                                                      C.A.S.E. GROWTH        & INCOME              GROWTH
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      ---------------     ---------------     ----------------
For the period ended December 31, 1995:
  Purchases of securities:
     Long-term excluding U.S. Government............    $ 3,451,300         $ 1,420,331         $  1,836,732
     U.S. Government securities.....................              0                   0                    0
  Proceeds from maturities and sales of securities:
     Long-term excluding U.S. Government............      1,127,956             433,342              770,397
     U.S. Government securities.....................              0                   0                    0

NOTE 4 - FEDERAL INCOME TAX MATTERS

     The income, expenses, gains and losses on securities transactions attributed to each Portfolio for accounting purposes, are also attributed to that Portfolio for Federal income tax purposes. Gains and losses on forward currency contracts are treated as ordinary income for Federal income tax purposes.

     Net capital gains noted below are the excess of the long-term capital gains over short-term capital losses. The net capital loss carryforwards are available to offset future capital gains through the periods listed below. The Fund will elect to treat the net capital losses incurred in the two month period ended December 31, 1995 (Post-October Losses Deferred) as having been incurred in the following fiscal year. The cost of investments for Federal income tax purposes and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes are as follows at December 31, 1995:

                                                                          C.A.S.E. GROWTH     C.A.S.E. QUALITY
                                                      C.A.S.E. GROWTH        & INCOME              GROWTH
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      ---------------     ---------------     ----------------
Net Capital Gains...................................    $    81,031         $     6,401         $     49,556
Post-October Losses Deferred........................              0                   0                3,081
Prior Year Net Capital Loss Carryforward Utilized...              0                   0                    0
Net Capital Loss Carryforward.......................              0                   0                    0
  Available Through.................................            N/A                 N/A                  N/A
Federal Tax Cost Basis..............................      2,936,430           1,152,819            1,241,671
Unrealized Appreciation.............................        115,326              84,794               59,585
Unrealized Depreciation.............................         68,557               8,847               34,008
Net Unrealized Appreciation (Depreciation)..........         46,769              75,947               25,577

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS

     The Financial Highlights for each Portfolio contains a chart (the "comparison chart") setting forth Average Annual Total Return ("total return") and a comparison of the change in value of a $10,000 investment in that Portfolio to one or more broad based market indices. In the comparison chart and the total return set forth in "Financial Highlights", the total return and the change in value of the Portfolio reflect the advisory fee and all other Portfolio expenses and include reinvestment of dividends and capital gains; they do not reflect the charges against the corresponding sub-accounts or the charges and deductions under the applicable annuity contracts. Where a portfolio's period from inception is less than one year, the total return shown is not annualized. The indices referred to in the comparison charts are unmanaged and are used as a general measure of market performance; with the exception of the Wilshire 5000 Index, they assume reinvestment of dividends and capital gains and all indices do not include any management or investment expenses.

     The ratio of expenses to average net assets in the financial highlights is net of advisory fee waiver (see Note 2). The December 31, 1995 ratio is annualized, along with the ratio of net investment income to average net assets. Without the advisory fee waived by WRL, the ratio would be as follows:

                                                                                             DECEMBER 31,
                                           PORTFOLIO                                             1995
    ---------------------------------------------------------------------------------------  ------------
    C.A.S.E. Growth........................................................................       4.15%
    C.A.S.E. Growth & Income...............................................................       6.17%
    C.A.S.E. Quality Growth................................................................       5.91%

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
C.A.S.E. GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      C.A.S.E. Growth Portfolio
      (221,168.064 shares;
      cost $ 2,526,443)......................    $ 2,578,242
  Accrued transfers from (to)
    depositor - net..........................              3
                                             -----------------
      Total assets...........................      2,578,245
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 2,578,245
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    C.A.S.E. Growth sub-account
    (165,502.197467 units;
    $ 11.963890 unit value)..................    $ 1,980,050
                                             -----------------
  Depositors' equity:
    C.A.S.E. Growth sub-account
    (50,000.000000 units;
    $ 11.963890 unit value)..................        598,195
                                             -----------------
      Total equity...........................    $ 2,578,245
                                             ===================

STATEMENT OF OPERATIONS

                                               PERIOD ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995*
    Dividend income.........................    $     10,990
    Capital gain distributions..............          76,031
                                            ------------------
                                                     87,021
EXPENSES:
    Mortality and expense risk charges......           8,892
                                            ------------------
      Net investment income (loss)..........          78,129
                                            ------------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................             310
    Change in unrealized appreciation
      (depreciation)........................          51,798
                                            ------------------
      Net gain (loss) on investments........          52,108
                                            ------------------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................    $    130,237
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................     $     78,129
  Net gain (loss) on investments.............................................................................           52,108
                                                                                                               ------------------
  Net increase (decrease) in equity accounts
    resulting from operations................................................................................          130,237
                                                                                                               ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)........................................................................        1,948,178
                                                                                                               ------------------
  Less cost of units redeemed:
    Administrative charges...................................................................................                0
    Policy loans.............................................................................................                0
    Surrender benefits.......................................................................................              170
    Death benefits...........................................................................................                0
                                                                                                               ------------------
                                                                                                                           170
                                                                                                               ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions..............................................................................        1,948,008
                                                                                                               ------------------
    Net increase (decrease) in equity accounts...............................................................        2,078,245
  Depositor's equity contribution (redemption)...............................................................          500,000
EQUITY ACCOUNTS:
  Beginning of period........................................................................................                0
                                                                                                               ------------------
  End of period..............................................................................................     $  2,578,245
                                                                                                               ====================

*  The inception of this sub-account was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
C.A.S.E. GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                        DECEMBER 31
                                                        -----------
                                                           1995+
                                                        -----------
Accumulation unit value, beginning of period....          $ 10.00
  Income from operations:
    Net investment income (loss)................              .85
    Net realized and unrealized
      gain (loss) on investments................             1.11
                                                        -----------
      Total income (loss) from operations.......             1.96
                                                        -----------
Accumulation unit value, end of period..........          $ 11.96
                                                        ==============
Total return....................................            19.64%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....          $ 2,578
  Ratio of net investment income (loss)
    to average net assets.......................             7.42%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was May 1, 1995. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
C.A.S.E. GROWTH & INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

                   ASSETS:                   DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      C.A.S.E. Growth & Income Portfolio
      (96,056.397 shares;
      cost $ 1,007,275)......................    $ 1,083,463
  Accrued transfers from (to)
    depositor - net..........................              0
                                             -----------------
      Total assets...........................      1,083,463
                                             -----------------
LIABILITIES:.................................              0
                                             -----------------
      Total net assets.......................    $ 1,083,463
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    C.A.S.E. Growth & Income sub-account
    (45,174.886934 units;
    $ 11.383912 unit value)..................    $   514,267
  Depositors' equity:
    C.A.S.E. Growth & Income sub-account
    (50,000.000000 units;
    $ 11.383912 unit value)..................        569,196
                                             -----------------
      Total equity...........................    $ 1,083,463
                                             ===================

STATEMENT OF OPERATIONS

                                               PERIOD ENDED
             INVESTMENT INCOME:             DECEMBER 31, 1995*
    Dividend income.........................      $ 12,902
    Capital gain distributions..............         6,001
                                                ----------
                                                    18,903
EXPENSES:
    Mortality and expense risk charges......         5,503
                                                ----------
      Net investment income (loss)..........        13,400
                                                ----------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................           185
    Change in unrealized appreciation
      (depreciation)........................        76,188
                                                ----------
      Net gain (loss) on investments........        76,373
                                                ----------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................      $ 89,773
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................     $     13,400
  Net gain (loss) on investments.............................................................................           76,373
                                                                                                               ------------------
  Net increase (decrease) in equity accounts
    resulting from operations................................................................................           89,773
                                                                                                               ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)........................................................................          494,100
                                                                                                               ------------------
  Less cost of units redeemed:
    Administrative charges...................................................................................                0
    Policy loans.............................................................................................                0
    Surrender benefits.......................................................................................              410
    Death benefits...........................................................................................                0
                                                                                                               ------------------
                                                                                                                           410
                                                                                                               ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions..............................................................................          493,690
                                                                                                               ------------------
    Net increase (decrease) in equity accounts...............................................................          583,463
  Depositor's equity contribution (redemption)...............................................................          500,000
EQUITY ACCOUNTS:
  Beginning of period........................................................................................                0
                                                                                                               ------------------
  End of period..............................................................................................     $  1,083,463
                                                                                                               ====================

*  The inception of this sub-account was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
C.A.S.E. GROWTH & INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                      DECEMBER 31
                                                      -----------
                                                         1995+
                                                      -----------
Accumulation unit value, beginning of
  period......................................          $ 10.00
  Income from operations:
    Net investment income (loss)..............              .22
    Net realized and unrealized
      gain (loss) on investments..............             1.16
                                                      -----------
      Total income (loss) from operations.....             1.38
                                                      -----------
Accumulation unit value, end of period........          $ 11.38
                                                      =============
Total return..................................            13.84%
Ratios and supplemental data:
  Net assets at end of period (in
    thousands)................................          $ 1,083
  Ratio of net investment income (loss)
    to average net assets.....................             2.05%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was May 1, 1995. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
C.A.S.E. QUALITY GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                     DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      C.A.S.E. Quality Growth Portfolio
      (106,075.803 shares;
      cost $ 1,121,480).....................    $ 1,149,971
  Accrued transfers from (to)
    depositor - net.........................              0
                                            -----------------
      Total assets..........................      1,149,971
                                            -----------------
LIABILITIES:................................              0
                                            -----------------
      Total net assets......................    $ 1,149,971
                                            ====================
EQUITY ACCOUNTS:
  Contract Owners' equity:
    C.A.S.E. Quality Growth sub-account
    (52,076.322330 units;
    $ 11.265797 unit value).................    $   586,681
  Depositor's equity:
    C.A.S.E. Quality Growth sub-account
    (50,000.000000 units;
    $ 11.265797 unit value).................        563,290
                                            -----------------
      Total equity..........................    $ 1,149,971
                                            ====================

STATEMENT OF OPERATIONS

                                             PERIOD ENDED
INVESTMENT INCOME:                        DECEMBER 31, 1995*
    Dividend income.......................     $    9,274
    Capital gain distributions............         43,323
                                          ------------------
                                                   52,597
EXPENSES:
    Mortality and expense risk charges....          6,041
                                          ------------------
      Net investment income (loss)........         46,556
                                          ------------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from
      securities transactions.............            259
    Change in unrealized appreciation
      (depreciation)......................         28,491
                                          ------------------
      Net gain (loss) on investments......         28,750
                                          ------------------
        Net increase (decrease) in equity
          accounts resulting from
          operations......................     $   75,306
                                          ======================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................     $     46,556
  Net gain (loss) on investments.............................................................................           28,750
                                                                                                               ------------------
  Net increase (decrease) in equity accounts
    resulting from operations................................................................................           75,306
                                                                                                               ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)........................................................................          574,835
                                                                                                               ------------------
  Less cost of units redeemed:
    Administrative charges...................................................................................                0
    Policy loans.............................................................................................                0
    Surrender benefits.......................................................................................              170
    Death benefits...........................................................................................                0
                                                                                                               ------------------
                                                                                                                           170
                                                                                                               ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions..............................................................................          574,665
                                                                                                               ------------------
    Net increase (decrease) in equity accounts...............................................................          649,971
  Depositor's equity contribution (redemption)...............................................................          500,000
EQUITY ACCOUNTS:
  Beginning of period........................................................................................                0
                                                                                                               ------------------
  End of period..............................................................................................     $  1,149,971
                                                                                                               ===================

*  The inception of this sub-account was May 1, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
C.A.S.E. QUALITY GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                        DECEMBER 31
                                                        -----------
                                                           1995+
                                                        -----------
Accumulation unit value, beginning of period....          $ 10.00
  Income from operations:
    Net investment income (loss)................              .70
    Net realized and unrealized
      gain (loss) on investments................              .57
                                                        -----------
      Total income (loss) from operations.......             1.27
                                                        -----------
Accumulation unit value, end of period..........          $ 11.27
                                                        =============
Total return....................................            12.66%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....          $ 1,150
  Ratio of net investment income (loss)
    to average net assets.......................             6.48%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was May 1, 1995. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended.

     The Annuity Account holds assets that support the benefits under flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, including the C.A.S.E. Reserve Variable Annuity. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The C.A.S.E. Reserve Variable Annuity investment options, referred to as sub-accounts, are the C.A.S.E. Growth Sub-Account, the C.A.S.E. Growth & Income Sub-Account, and the C.A.S.E. Quality Growth Sub-Account. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. The investment manager for these three portfolios is C.A.S.E. Management, Inc.

     On May 1, 1995, WRL made an initial contribution of $500,000 to each of the C.A.S.E. Sub-Accounts. The amount of the contribution and the units received from the corresponding sub-accounts are as follows:

       SUB-ACCOUNT       CONTRIBUTION       UNITS
-------------------------------------   --------------
C.A.S.E. Growth           $  500,000     50,000.000000
C.A.S.E. Growth & Income     500,000     50,000.000000
C.A.S.E. Quality Growth      500,000     50,000.000000

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.  VALUATION OF INVESTMENTS

    The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1995. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

    The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 - CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A.  CONTRACT CHARGES

    No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

    On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B.  SUB-ACCOUNT CHARGES

    A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
C.A.S.E. RESERVE VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Portfolios are declared and reinvested semiannually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

     As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

    SUB-ACCOUNT
    C.A.S.E. Growth........................ $ 51,799
    C.A.S.E. Growth & Income...............   76,188
    C.A.S.E. Quality Growth................   28,491

--------------------------------------------------------------------------------

                     This page is intentionally left blank.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
                  W R L   S E R I E S   F U N D ,   I N C .
--------------------------------------------------------------------------------

                           WRL SERIES ANNUITY ACCOUNT
                 ---------------------------------------------

                      OFFICE OF THE WRL SERIES FUND, INC.
                           WRL SERIES ANNUITY ACCOUNT
                              201 Highland Avenue
                                Largo, FL 34640
                                 1-800-851-9777
                                   Ext. 6510
                 ---------------------------------------------

                                  DISTRIBUTOR:
                             InterSecurities, Inc.
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                                FUND CUSTODIAN:
                         Investors Bank & Trust Company
                                89 South Street
                                Boston, MA 02111
                 ---------------------------------------------

                              INVESTMENT ADVISER:
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                                  SUB-ADVISER:
                           C.A.S.E. Management, Inc.
                                2255 Glades Road
                                  Suite 221-A
                              Boca Raton, FL 33431
                 ---------------------------------------------

                                    INSURER:
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                            INDEPENDENT ACCOUNTANTS:
                              Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

THIS MATERIAL IS FOR CONTRACT HOLDER'S
REPORTING PURPOSES ONLY AND SHALL NOT
BE USED IN CONNECTION WITH A SOLICITATION,
OFFER OR ANY PROPOSED SALE OR PURCHASE
OF SECURITIES UNLESS PRECEDED OR
ACCOMPANIED BY A PROSPECTUS.

                                    [LOGO]
--------------------------------------------------------------------------------

                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
                   P.O. Box 5068 - Clearwater, FL 34618-5068

       February 1996
       ACC00008-A (2/96)

         Appendix to Electronic Format                             Page 1 of 2

         WRL Series Fund, Inc.
         C.A.S.E. Reserve Variable Annuity

Page 1   (photo)    Shown is John R. Kenney, Chairman of the Board

Page 6   (graph)    Pie chart depicting industry investments as a percentage of total portfolio net assets.


                              Banking                                      10.28%
                              Beverages                                     3.06%
                              Chemicals                                     4.56%
                              Computer Technology                           7.68%
                              Electronics                                   5.66%
                              Finance                                       6.00%
                              Foods & Food Service                          3.75%
                              Manufacturing                                 2.93%
                              Medical                                       9.30%
                              Metals                                        3.20%
                              Oil & Gas                                     5.46%
                              Pharmaceuticals                               2.85%
                              Telecommunications                            6.09%
                              Short-Term Obligation                        20.64%
                              Other                                         8.54%



Page 9   (graph)    Mountain graph depicting the change in value of a $10,000
                    investment in the portfolio since inception versus the Wilshire 5000 Index (Wilshire) over the same time frame.


                                                         Portfolio   Wilshire Index
                              Inception 5/1/95           $10,000        $10,000
                              Period Ended 12/31/95      $12,065        $12,028




Page 12  (graph)    Pie chart depicting industry investments as a percentage of total portfolio net assets.


                              Banking                                      10.90%
                              Chemicals                                     4.12%
                              Computer Technology                           5.22%
                              Electric Utilities                            7.22%
                              Electronics                                   6.06%
                              Insurance                                     6.74%
                              Machinery                                     4.99%
                              Medical                                       4.94%
                              Oil & Gas                                     9.87%
                              Pharmaceuticals                               8.59%
                              Telecommunications                            7.46%
                              Short-Term Obligation                        14.71%
                              Other                                         9.18%



Page 15  (graph)    Mountain graph depicting the change in value of a $10,000
                    investment in the portfolio since inception versus the Standard & Poor's Index of 500 Common Stocks (S&P) over the same time frame.

                                                         Portfolio   Wilshire Index
                              Inception 5/1/95           $10,000        $10,000
                              Period Ended 12/31/95      $11,480        $12,186

           Appendix to Electronic Format                     Page 2 of 2

           WRL Series Fund, Inc.
           C.A.S.E. Reserve Variable Annuity

Page 18    (graph)     Pie chart depicting industry investments as a percentage
                       of total portfolio net assets.



                               Banking                                      10.84%
                               Chemicals                                     3.20%
                               Computer Technology                          10.96%
                               Electric Utilities                            5.25%
                               Electronics                                   5.16%
                               Finance                                       5.47%
                               Foods & Food Service                          5.85%
                               Forest Products & Paper                       3.97%
                               Manufacturing                                 3.45%
                               Medical                                       7.38%
                               Oil & Gas                                     9.50%
                               Telecommunications                            6.90%
                               Short-Term Obligation                        11.21%
                               Other                                        10.86%



Page 21    (graph)     Mountain graph depicting the change in value of a $10,000
                       investment in the portfolio since inception versus the Standard & Poor's Index of 500 Common Stocks (S&P) over the same time frame.



                                                              Portfolio        S&P Index
                               Inception 5/1/95               $10,000           $10,000
                               Period Ended 12/31/95          $11,361           $12,186
